UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-05385

DWS Value Series, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  11/30

Date of reporting period: 02/28/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2011 (Unaudited)

DWS Dreman Small Cap Value Fund
	Shares	Value ($)
Common Stocks 95.4%
Consumer Discretionary 11.4%
Auto Components 0.9%
Cooper Tire & Rubber Co. (a)	1,207,699	28,332,619
Diversified Consumer Services 1.0%
Regis Corp. (a)	1,702,350	29,842,196
Hotels Restaurants & Leisure 3.3%
Brinker International, Inc. (a)	1,346,350	31,827,714
International Speedway Corp. "A"	1,004,275	27,838,503
LIFE TIME FITNESS, Inc.* (a)	371,583	14,250,208
Sonic Corp.* (a)	2,763,894	24,543,379

		98,459,804
Household Durables 1.9%
Helen of Troy Ltd.* (a)	989,925	27,648,605
Jarden Corp.	842,530	27,693,961

		55,342,566
Internet & Catalog Retail 0.4%
NutriSystem, Inc. (a)	986,724	13,054,359
Leisure Equipment & Products 0.8%
JAKKS Pacific, Inc.* (a)	1,305,830	24,340,671
Specialty Retail 1.0%
Aaron's, Inc. (a)	1,284,250	30,231,245
Textiles, Apparel & Luxury Goods 2.1%
Hanesbrands, Inc.*	638,300	16,538,353
The Jones Group, Inc.	1,105,628	14,704,852
Wolverine World Wide, Inc. (a)	828,300	30,448,308

		61,691,513
Consumer Staples 4.9%
Beverages 0.8%
Central European Distribution Corp.* (a)	1,027,429	23,476,753
Food & Staples Retailing 0.8%
Nash Finch Co. (a)	612,150	24,712,495
Food Products 2.3%
Corn Products International, Inc.	639,725	31,231,374
Del Monte Foods Co.	1,880,630	35,600,326

		66,831,700
Tobacco 1.0%
Universal Corp. (a)	635,198	26,563,981
Vector Group Ltd. (a)	244,289	4,126,041

		30,690,022
Energy 8.6%
Energy Equipment & Services 3.4%
Atwood Oceanics, Inc.*	751,983	34,230,266
Cal Dive International, Inc.*	4,638,800	31,914,944
Superior Energy Services, Inc.*	917,175	35,136,974

		101,282,184
Oil, Gas & Consumable Fuels 5.2%
Contango Oil & Gas Co.*	518,700	31,785,936
Frontline Ltd. (a)	908,575	24,522,439
James River Coal Co.* (a)	978,974	20,558,454
Tesoro Corp.* (a)	1,291,682	30,716,198
W&T Offshore, Inc. (a)	1,903,573	48,598,219

		156,181,246
Financials 19.4%
Capital Markets 1.1%
Waddell & Reed Financial, Inc. "A"	841,543	33,981,506
Commercial Banks 4.5%
BancorpSouth, Inc. (a)	1,769,034	28,198,402
Bank of Hawaii Corp.	634,275	29,912,409
FirstMerit Corp.	1,413,980	24,108,359
Fulton Financial Corp. (a)	2,664,875	29,020,489
Hancock Holding Co.	228,464	7,920,847
Prosperity Bancshares, Inc. (a)	223,245	9,112,861
Wintrust Financial Corp.	194,557	6,533,224

		134,806,591
Insurance 5.8%
Allied World Assurance Co. Holdings Ltd.	477,919	29,492,381
Argo Group International Holdings Ltd.	739,219	28,156,852
Aspen Insurance Holdings Ltd. (a)	989,350	29,235,293
Hanover Insurance Group, Inc. (a)	608,675	28,285,127
Platinum Underwriters Holdings Ltd.	568,200	23,693,940
Protective Life Corp.	1,159,133	32,954,151

		171,817,744
Real Estate Investment Trusts 7.0%
Anworth Mortgage Asset Corp. (REIT)	3,539,975	25,275,421
CBL & Associates Properties, Inc. (REIT) (a)	1,608,300	28,708,155
CommonWealth REIT (REIT) (a)	1,139,843	32,724,893
Hospitality Properties Trust (REIT)	1,292,425	29,725,775
Medical Properties Trust, Inc. (REIT) (a)	2,783,986	32,656,156
OMEGA Healthcare Investors, Inc. (REIT)	1,350,275	32,366,092
Pennsylvania Real Estate Investment Trust (REIT) (a)	1,924,725	27,793,029

		209,249,521
Thrifts & Mortgage Finance 1.0%
Washington Federal, Inc.	1,695,425	30,127,702
Health Care 10.3%
Health Care Equipment & Supplies 2.9%
Alere, Inc.* (a)	802,988	31,027,456
STERIS Corp. (a)	749,625	25,374,806
Teleflex, Inc. (a)	518,225	30,259,158

		86,661,420
Health Care Providers & Services 6.4%
Amedisys, Inc.* (a)	927,874	33,329,234
AmSurg Corp.* (a)	1,386,926	32,773,062
Healthspring, Inc.* (a)	1,022,025	38,469,021
LifePoint Hospitals, Inc.* (a)	712,650	27,779,097
MEDNAX, Inc.*	479,625	31,142,051
Owens & Minor, Inc. (a)	885,600	27,630,720

		191,123,185
Life Sciences Tools & Services 1.0%
Charles River Laboratories International, Inc.*	808,175	29,449,897
Industrials 16.2%
Aerospace & Defense 2.7%
Alliant Techsystems, Inc. (a)	386,325	27,881,075
Curtiss-Wright Corp.	607,000	22,398,300
Esterline Technologies Corp.* (a)	409,700	29,322,229

		79,601,604
Building Products 0.9%
Ameron International Corp. (a)	369,080	26,079,193
Commercial Services & Supplies 2.0%
The Brink's Co.	1,051,675	32,465,207
The Geo Group, Inc.* (a)	1,072,467	27,272,836

		59,738,043
Construction & Engineering 2.1%
EMCOR Group, Inc.* (a)	1,028,275	32,760,841
Tutor Perini Corp. (a)	1,264,913	30,130,228

		62,891,069
Electrical Equipment 3.2%
EnerSys* (a)	895,125	31,776,937
General Cable Corp.* (a)	830,650	36,066,823
GrafTech International Ltd.*	1,393,775	27,889,438

		95,733,198
Machinery 1.9%
Barnes Group, Inc. (a)	1,400,375	29,799,980
Briggs & Stratton Corp.	1,373,376	27,646,059

		57,446,039
Marine 1.0%
Diana Containerships, Inc.*	46,755	561,060
Diana Shipping, Inc.*	2,388,759	29,763,937

		30,324,997
Road & Rail 0.8%
Ryder System, Inc.	500,250	23,926,958
Trading Companies & Distributors 1.6%
Aircastle Ltd.	1,597,982	19,303,623
GATX Corp. (a)	842,825	29,237,599

		48,541,222
Information Technology 12.8%
Communications Equipment 1.8%
Arris Group, Inc.* (a)	2,199,301	29,030,773
Plantronics, Inc. (a)	745,050	25,994,795

		55,025,568
Computers & Peripherals 3.7%
Lexmark International, Inc. "A"* (a)	616,125	23,123,171
NCR Corp.*	1,624,618	31,030,204
QLogic Corp.*	1,601,485	28,922,819
Synaptics, Inc.* (a)	888,683	26,216,148

		109,292,342
Electronic Equipment, Instruments & Components 1.1%
Anixter International, Inc. (a)	446,755	31,996,593
Internet Software & Services 0.9%
EarthLink, Inc. (a)	3,356,425	27,623,378
IT Services 2.1%
CACI International, Inc. "A"* (a)	569,375	33,775,325
DST Systems, Inc.	595,375	30,364,125

		64,139,450
Semiconductors & Semiconductor Equipment 1.9%
Amkor Technology, Inc.*	3,772,988	27,806,922
Microsemi Corp.* (a)	1,312,150	28,906,664

		56,713,586
Software 1.3%
JDA Software Group, Inc.* (a)	1,007,666	29,726,147
Net 1 UEPS Technologies, Inc.*	784,079	7,997,606

		37,723,753
Materials 6.4%
Chemicals 2.8%
OM Group, Inc.* (a)	838,000	29,489,220
RPM International, Inc. (a)	1,283,125	29,473,381
Scotts Miracle-Gro Co. "A"	464,550	26,093,774

		85,056,375
Metals & Mining 3.6%
Gammon Gold, Inc.*	3,404,759	30,166,165
Minefinders Corp., Ltd.* (a)	1,561,332	17,986,545
New Gold, Inc.*	3,359,124	32,281,181
Thompson Creek Metals Co., Inc.* (a)	2,123,500	27,987,730

		108,421,621
Utilities 5.4%
Electric Utilities 3.7%
ALLETE, Inc.	771,925	29,178,765
IDACORP, Inc. (a)	715,061	26,986,402
NV Energy, Inc.	1,849,500	27,169,155
Portland General Electric Co.	1,172,379	27,457,116

		110,791,438
Multi-Utilities 1.7%
TECO Energy, Inc.	1,368,475	24,783,082
Vectren Corp.	986,050	25,952,836

		50,735,918

Total Common Stocks (Cost $2,232,748,526)		2,853,489,284
Closed-End Investment Company 1.1%
Apollo Investment Corp. (a) (Cost $27,450,329)	2,544,507	31,475,552
Securities Lending Collateral 24.9%
Daily Assets Fund Institutional, 0.23% (b) (c) (Cost $745,999,804)	745,999,804	745,999,804
Cash Equivalents 3.7%
Central Cash Management Fund, 0.17% (b) (Cost $110,209,113)	110,209,113	110,209,113

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,116,407,772) †	125.1	3,741,173,753
Other Assets and Liabilities, Net (a)	(25.1)	(749,888,613)

Net Assets	100.0	2,991,285,140

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $3,127,686,406.  At February 28, 2011, net unrealized appreciation for all securities based on tax cost was $613,487,347.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $670,368,676 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $56,881,329.

(a)
All or a portion of these securities were on loan amounting to $731,481,802. In addition, included in other assets and liabilities, net are pending sales, amounting to $722,522, that are also on loan. The value of all securities loaned at February 28, 2011 amounted to $732,204,324 which is 24.5% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2011 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$2,853,489,284	$—	$—	$2,853,489,284
Closed-End Investment Company	31,475,552	—	—	31,475,552
Short-Term Investments(d)	856,208,917	—	—	856,208,917
Total	$3,741,173,753	$—	$—	$3,741,173,753

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended February 28, 2011.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Dreman Small Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 18, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 18, 2011